Leases (Details) - Schedule of future lease payments under operating leases $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future lease payments under operating leases [Abstract]
2021	$ 432
2022	423
2023	396
2024	93
Total future lease payments	1,344
Less imputed interest	(64)
Total lease liability balance	$ 1,280